Supplement dated March 12, 2009

to the Prospectuses

(Class A, B, C, F, P, R2 and R3 Shares)

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

• Balanced Strategy Fund

• Diversified Equity Strategy Fund

• Diversified Income Strategy Fund

• Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

Effective March 12, 2009, the section of each Fund’s prospectus titled “Your Investment – Sales Charges – Rights of Accumulation” is amended by replacing the section in its entirety with the following:

Rights of Accumulation – A Purchaser (as defined in the Prospectus) may combine the value of Class A, B, C, F, and P shares of any Eligible Fund currently owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase.  Class R2 and R3 share holdings may not be combined for these purposes.

To the extent that your Financial Intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, B, C, F, and P shares of Eligible Funds; or (2) the aggregate amount you invested in such shares (including dividend reinvestments but excluding capital appreciation) less any withdrawals.  You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds.  You must inform the Fund and/or your Financial Intermediary at the time of purchase if you believe your purchase qualifies for a reduced sales charge and you may be requested to provide documentation of your holdings in order to verify your eligibility.  If you do not do so, you may not receive all sales charge reductions for which you are eligible.

Effective March 12, 2009, the section of each Fund’s prospectus titled “Your Investment – Sales Charges – Reinvestment Privilege” is replaced in its entirety with the following:

Reinvestment Privilege.  If you redeem Class A or B shares of the Fund, you may reinvest some or all of the proceeds in the same class of any Eligible Fund on or before the 60th day after the redemption without a sales charge unless the reinvestment would be prohibited by the Fund’s frequent trading policy.  Special tax rules may apply.  Please see the Fund’s statement of additional information for more information.  If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC.  All accounts involved must have the same registration.  This privilege does not apply to purchases made through Invest-A-Matic or other automatic investment services.

Supplement dated March 12, 2009

to the Statements of Additional Information

(Class A, B, C, F, P, R2 and R3 Shares)

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

• Balanced Strategy Fund

• Diversified Equity Strategy Fund

• Diversified Income Strategy Fund

• Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

Effective March 12, 2009, the section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Rights of Accumulation” is amended by replacing the section in its entirety with the following:

Rights of Accumulation.  As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B, C, F, and P shares of any Eligible Fund so that the Purchaser’s current investment in such shares, plus the Purchaser’s new purchase of Class A shares of any Eligible Fund, may reach a level eligible for a discounted sales charge for such shares. Class R2 and R3 shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

To the extent your Financial Intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, B, C, F, and P shares of Eligible Funds (“Market Value”) determined as of the time your new purchase order is processed; or (2) the aggregate amount you invested in such shares (including reinvestments of dividend and capital gain distributions but excluding capital appreciation) less any withdrawals (“Investment Value”).  Depending on the way in which the registration information is recorded for the account in which your shares are held, the value of your holdings in that account may not be eligible for calculation at the Investment Value.  For example, shares held in accounts maintained by Financial Intermediaries in nominee or street name may not be eligible for calculation at Investment Value.  In such circumstances, the value of the shares may be calculated at Market Value for purposes of Rights of Accumulation.

You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds.  In certain circumstances, unless you provide documentation (or your Financial Intermediary maintains records) that substantiates a different Investment Value, your shares will be assigned an initial Investment Value for purposes of Rights of Accumulation.  Specifically, Class A, B, C, F, and P shares of Eligible Funds acquired in calendar year 2007 or earlier will be assigned an initial Investment Value equal to the Market Value of those holdings as of the last business day of December 31, 2007.  Similarly, Class A, B, C, F, and P shares of Eligible Funds transferred to an account with another Financial Intermediary will be assigned an initial Investment Value equal to the Market Value of such shares on the transfer date.  Thereafter, the Investment Value of such shares will increase or decrease according your actual investments, reinvestments and withdrawals.  You must contact your Financial Intermediary or the Fund if you have additional information that is relevant to the calculation of the Investment Value of your holdings for purposes of reducing sales charges pursuant to the Rights of Accumulation.